Related Parties - Additional Information (Details) - Viscient [Member] - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Related Party Transaction [Line Items]
Consulting expenses	$ 0	$ 0	$ 0	$ 0	$ 0	$ 47,000
Histology services to related parties	$ 3,000	$ 17,000	$ 13,000	$ 44,000	$ 59,000	$ 48,000